Intangibles, Net (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of software amortization
Total	$ 1,055,611	$ 537,884	$ 33,951
Software Amortization [Member]
Schedule of software amortization
April 1, 2016 - December 31, 2016	20,976	27,413
2017	27,413	27,413
2018	18,832	18,832
Total	$ 67,221	$ 73,658	$ 33,951